Related Party Transactions (Details) - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Vessel revenue-related party pools					$ 0	$ 57,064,000	$ 45,213,000
Vessel operating costs-related party (Note 15)					0	2,765,000	122,000
Charterhire expense					0	51,389,000	73,214,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party					0	2,009,000	824,000
Loss / write down on assets held for sale	$ 261,793,000	$ 324	$ 119,604	$ 31,752,000	0	(397,472,000)	(55,487,000)
Loss / write down on assets held for sale-related party					$ 0	(25,465,000)	0
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools						25,151,000	34,986,000
Ultramax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools						26,338,000	10,196,000
Scorpio Capesize pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools						4,857,000	0
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Vessel revenue-related party pools							31,000
Charterhire expense						664,000	148,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party						258,000	0
Loss / write down on assets held for sale-related party							0
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party (Note 15)						2,765,000	122,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party						0	51,000
Loss / write down on assets held for sale-related party						13,000,000	0
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party						1,265,000	56,000
SUK
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party						$ 486,000	$ 717,000